UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      3G Capital Partners Ltd
           --------------------------------------------------
Address:   c/o 3G Capital Inc.
           --------------------------------------------------
           800 Third Avenue, 31st Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

Form 13F File Number:  028-12896
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernardo Piquet
           --------------------------------------------------
Title:     Director
           --------------------------------------------------
Phone:     (212) 893-6727
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Bernardo Piquet           New York, New York      November 14, 2008
       ------------------------   --------------------------  ---------------
             [Signature]                 [City, State]             [Date]


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             51
                                               -------------

Form 13F Information Table Value Total:          15,651,629
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                  FORM13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2      COLUMN3      COLUMN 4     COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8
                                                                         SHRS OR  SH/   PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP    VALUE(x$1000)  PRN AMT  PRN   CALL  DISCRETION MANAGERS SOLE SHARED NONE
---------------------------   --------------    --------  ------------- -------- -----  ----  ---------- -------- -----------------

ALEXANDER & BALDWIN INC              COM       014482103    10,567        24,000 SH           SOLE               24000
AMAZON COM INC                       COM       023135106     4,256        58,500 SH           SOLE               58500
AMR CORP                             COM       001765106     3,437        35,000 SH           SOLE               35000
AVALONBAY CMNTYS INC                 COM       053484101    68,894        70,000 SH           SOLE               70000
BANK OF AMERICA CORPORATION          PUT       060505104   122,500       350,000 SH   PUT     SOLE              350000
BARCLAYS PLC                         ADR       06738E204    52,981       214,497 SH           SOLE              214497
BEST BUY CO INC                      COM       086516101     8,850        23,600 SH           SOLE               23600
CH ROBINSON WORLDWIDE INC          COM NEW     12541W209    15,186        29,800 SH           SOLE               29800
COMPANIA VALE DO RIO DOCE        SPONSORED ADR 204412209    38,300       200,000 SH           SOLE              200000
CONTINENTAL AIRLS INC                CL B      210795308     2,869        17,200 SH           SOLE               17200
CON-WAY INC                          COM       205944101    12,615        28,600 SH           SOLE               28600
COSTCO WHSL CORP NEW                 COM       22160K105    99,607       523,560 SH           SOLE              523560
CSX CORP                             COM       126408103 9,403,968    17,232,854 SH           SOLE            17232854
EXPEDITORS INTL WASH INC             COM       302130109    12,299        35,300 SH           SOLE               35300
FEDEX CORP                           COM       31428X106    28,217        35,700 SH           SOLE               3570O
FREEPORT-MCMORAN COPPER & GO         COM       35671D857   106,608       187,525 SH           SOLE              187525
GATX CORP                            COM       361448103    14,039       354,797 SH           SOLE              354797
HANCOCK HLDG CO                      COM       410120109     3,927         7,700 SH           SOLE                7700
HEARTLAND EXPRESS INC                COM       422347104     4,460       287,356 SH           SOLE              287356
HSBC HLDGS PLC                       PUT       404280406   202,075       250,000 SH   PUT     SOLE              250000
HUNT J B TRANS SVCS INC              COM       445658107    17,672       529,585 SH           SOLE              529585
JETBLUE AIRWAYS CORP                 COM       477143101     1,860       375,683 SH           SOLE              375683
KRAFT FOODS INC                      CL A      50075N104     6,550       200,000 SH           SOLE              200000
LANDSTAR SYSTEMS INC                 COM       515098101    10,574        24,000 SH           SOLE               24000
MARTIN MARIETTA MATERIALS INC        COM       573284106    44,792        40,000 SH           SOLE               40000
MARTIN MARIETTA MATERIALS INC       CALL       573284106   184,767       165,000 SH  CALL     SOLE              165000
MBIA INC                             PUT       55262C100   107,100       900,000 SH   PUT     SOLE              900000
MCDONALDS CORP                       PUT       580135101   327,010       530,000 SH   PUT     SOLE              530000
NORTHERN TRUST CORP                  COM       665859104    55,955        77,500 SH           SOLE               77500
OVERSEAS SHIPHOLDING GROUP I         COM       690368105    18,171       311,630 SH           SOLE              311630
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG  71654V101   306,068       696,400 SH           SOLE              696400
REGIONS FINANCIAL CORP NEW           PUT       7591EP100    96,000     1,000,000 SH   PUT     SOLE             1000000
REGIONAL BK HOLDRS TR                PUT       75902E100 1,287,120     1,200,000 SH   PUT     SOLE             1200000
RETAIL HOLDERS TRUST              DEP RCPT     76127U101   189,294       210,000 SH           SOLE              210000
RYDER SYS INC                        COM       783549108    15,500        25,000 SH           SOLE               25000
SHERWIN WILLIAMS CO                  COM       824348106     4,744        83,000 SH           SOLE               83000
SIMON PPTY GROUP INC NEW             COM       828806109    87,300        90,000 SH           SOLE               90000
SOUTHWEST AIRLS CO                   COM       844741108     6,617        45,600 SH           SOLE               45600
SPDR SERIES TRUST                    PUT       78464A714   461,250     1,500,000 SH   PUT     SOLE             1500000
SPDR SERIES TRUST              S&P RETAIL ETF  78464A714   207,593       675,100 SH           SOLE              675100
SPDR TR                        UNIT SER 1      78462F103    51,331       442,550 SH           SOLE              442550
SPDR TR                              PUT       78462F103   347,970        300000 SH   PUT     SOLE              300000
TARGET CORP                          COM       87612E106    26,906       548,550 SH           SOLE              548550
UNITED BANKSHARES INC WEST V         COM       909907107     9,899        27,483 SH           SOLE               27483
UNITED PARCEL SERVICE INC            CLB       911312106    22,480       357,445 SH           SOLE              357445
UNITED STATES STL CORP NEW           COM       912909108    73,497        94,700 SH           SOLE               94700
US BANCORP DEL                       PUT       902973304   108,060       300,000 SH   PUT     SOLE              300000
WAL MART STORES INC                  PUT       931142103 1,197,800     2,000,000 SH   PUT     SOLE             2000000
WELLS FARGO & CO NEW                 PUT       949746101   112,590       300,000 SH   PUT     SOLE              300000
WENDY'S INTL INC                     COM       950590109    45,221       859,715 SH           SOLE              859715
YRC WORLDWIDE INC                    COM       984249102     4,282        35,800 SH           SOLE               35800

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